Share-Based Compensation - Schedule of Transactions Related to Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Transactions Related to Restricted Stock Units [Line Items]
Number of RSU, Outstanding beginning | shares	6,406,300
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 0.04
Number of RSU, Granted | shares	19,348,500
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.01
Number of RSU, Vested | shares	(20,645,500)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.01
Number of RSU, Forfeited | shares	(410,800)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.07
Number of RSU, Outstanding ending | shares	4,698,500
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.04